Note 8 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may
arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not
aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

From
March 30, 2017
to
June 14, 2017
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of
50%
interest in
two
newbuilding vessels (Hull
No
S443
and Hull
No
S444
) and
100%
interest in
one
newbuilding vessel (Hull
No
2648
). As a result of these transactions, the Company has remaining contractual commitments for the acquisition of its fleet totaling
$60,140,
including
$13,708,
$14,455
and
$31,977
pursuant to newbuilding agreements for Hulls
No
S443,
No
S444
and
No
2648
respectively. Of these contractual commitments,
$11,975
is payable in
2017
and
$48,165
in
2018.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.